Short-term investments - Summary Of Short Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term Investments [Abstract]
Commercial banks deposits	$ 5,547	¥ 36,197	¥ 56,275
Investment without readily determinable fair value	25,346	165,381
Total short-term investments	$ 30,893	¥ 201,578	¥ 56,275